Trade and Other Receivables - Summary of Trade and Other Receivables (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Receivables [Abstract]
Trade receivables	$ 5,699,816	$ 6,987,865
Sales taxes receivable	981,594	497,824
Accrued and other receivables	825,923	47,985
Tax credits receivable		14,487
Grants and subsidies receivables		51,423
Trade and other receivables	$ 7,507,333	$ 7,599,584